Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry forward	$ 4,132,000
Increase in valuation allowance	$ 210,998	$ 91,931
Preferential income tax rate	10.00%	10.00%
Income tax rate both foreign and domestic enterprises	25.00%
HONG KONG [Member]
Income Taxes (Textual)
Operating profit or tax liabilities
MM Future assessable profits	16.50%	16.50%